Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Apr. 28, 2017
Document Effective Date	May 01, 2017
Prospectus Date	May 01, 2017
Class A, C, Z, I, Y Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Prospectus:
Trading Symbol	DRNJX
Class A, C, Z, I, Y Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Prospectus:
Trading Symbol	DCNJX
Class A, C, Z, I, Y Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Prospectus:
Trading Symbol	DZNJX
Class A, C, Z, I, Y Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Prospectus:
Trading Symbol	DNMIX
Class A, C, Z, I, Y Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Y
Prospectus:
Trading Symbol	DNJYX
Class T Prospectus | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class T
Prospectus:
Trading Symbol	DNJTX